Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expense

The current and deferred portions of the income tax expense included in the unaudited condensed consolidated statements of income and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Current taxes	$107,490	$17,783
Deferred taxes	-	(4,970)
Income tax expense	$107,490	$12,813

Schedule of Reconciliation of Difference between Expected Income Tax Expense

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Income before income tax expense	$198,477	$114,785
Applicable income tax rate	17%	17%
Income tax expense at applicable income tax rate	$33,741	$19,513
Non-deductible expenses	24,716	1,167
Income not subject to tax	-	(1)
Effect of tax exemption scheme and tax reduction	(13,658)	(7,866)
Effect of different tax rates in other countries	62,691	-
Income tax expense	$107,490	$12,813

Schedule of Components of the Group’s Deferred Tax assets and Liabilities

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Deferred tax assets:
Allowance for credit loss	$2,065	$2,065
Operating lease liabilities	21,732	21,732
Others	1,726	1,726

Total deferred tax assets	$25,523	$25,523

Deferred tax liabilities:
Depreciation and amortization	(13,290)	(13,290)
ROU assets	(19,718)	(19,718)
Others	(758)	(758)

Total deferred tax liabilities	$(33,766)	$(33,766)

Deferred tax liabilities, net	$(8,243)	$(8,243)

Schedule of Movement of the Group’s Deferred Tax (Liabilities) Assets

Movement of the Group’s deferred tax liabilities during the periods is as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2025 and 2024	$(8,243)	$(13,420)
Credited to the unaudited condensed consolidated statements of income and comprehensive income	-	4,970
Ending balance at June 30, 2025 and 2024	$(8,243)	$(8,450)

Schedule of Nature Relationships with Related Parties

a. Nature of relationships with related parties

Name	Relationship with the Company
Kuan Hua KOH	Controlling shareholder and director of the Company

Garden City Private Capital Limited	Major shareholder of the Company and wholly owned by Kuan Hua KOH

Schedule of Transactions with Related Parties

b. Transactions with related parties

			For the Six Months Ended June 30,

			2025	2024
Name		Nature	(Unaudited)	(Unaudited)
Kuan Hua KOH	(1)	Repayment from a shareholder	$269,467	$1,846

Garden City Private Capital Limited	(2)	Advances to a shareholder	$6,665	$-

(1)	The transactions represented repayment from a shareholder during the period ended June 30, 2025.

(2)	The transactions represented advances to a shareholder during the period ended June 30, 2025.

Schedule of Balance with Related Parties

c. Balance with related parties

			As of
			June 30, 2025	December 31, 2024
Name		Nature	(Unaudited)	(Audited)
Kuan Hua KOH	(1)	Amounts due to a related party	$-	$269,467

Garden City Private Capital Limited	(2)	Amounts due from a related party	$6,665	$1

(1)	The balances as of December 31, 2024 represented the advances from the shareholder for operational purposes and was assigned by Wee Huan GOH to Kuan Hua KOH on December 8, 2023. The balances were unsecured, non-interest bearing and repayable on demand. The amount was fully settled as of June 30, 2025.

(2)	The balances as of June 30, 2025 represented the advances to the shareholder which were unsecured, non-interest bearing and repayable on demand.